May 1, 2009

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Woodmen Variable Annuity Account (the "Registrant")
1933 Reg. No. 333-101231
1940 Act File No. 811-21254

Rule 497(j) Certification for Prospectus and Statement of Additional Information in Connection with Post-Effective Amendment No. 7 to Registration Statement on Form N-4

Ladies and Gentlemen:

This is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933, as amended, in connection with Post-Effective Amendment No. 7 (the “Amendment”) to the Registration Statement on Form N-4 of the Registrant named above would not have contained any changes as compared to the form of the Prospectus and Statement of Additional Information included in said Amendment. Therefore, this certification is made under Rule 497(j) in lieu of filing the forms of Prospectus and Statement of Additional Information under Rule 497(c).

The Amendment was filed electronically on April 30, 2009, and automatically became effective on May 1, 2009 pursuant to Rule 485(b). The definitive Prospectus and Statement of Additional Information are each dated May 1, 2009.

Very truly yours,

QUARLES & BRADY LLP

/s/ Andrew D. Ketter

Andrew D. Ketter

ADK:aketter
cc:	JoAnn Abt, Esq.
Fredrick G. Lautz, Esq.